Share-Based Compansation	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Share-Based Compansation

NOTE 13    SHARE-BASED COMPENSATION

Prior to the separation, Baxalta employees participated in Baxter’s incentive stock program and Baxalta recorded costs in cost of sales, selling, general and administrative expenses and R&D expenses for its employees’ participation in the program. In connection with the separation, outstanding Baxter equity awards held by Baxter and Baxalta employees were adjusted into both Baxter and Baxalta equity awards, except for awards granted after January 1, 2015 and certain awards granted during 2014 that were adjusted entirely into corresponding awards of either Baxter or Baxalta based on which company would employ the holder following the separation. The value of the combined Baxter and Baxalta stock-based awards after the separation was designed to generally preserve the intrinsic value and the fair value of the award immediately prior to separation. In periods following the separation, Baxalta records share-based compensation costs relating to its employees’ Baxalta and Baxter equity awards.

In connection with the separation, the company adopted the 2015 Baxalta Incorporated Incentive Plan which provides for the assumption of certain awards granted under the Baxter incentive stock programs and provides for additional shares of common stock available for issuance with respect to awards for participants. The 2015 Baxalta Incorporated Incentive Plan provides for 91 million shares of common stock for issuance with respect to awards for participants.

The following table provides share-based compensation expense by statement of income line item for the three and nine months ended September 30, 2015 and 2014:

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2015	2014	2015	2014

Cost of sales	$3	$2	$8	$6
Selling, general and administrative expense	14	4	26	12
Research and development expenses	3	2	7	5

Total share-based compensation expense	$20	$8	$41	$23

During the six months ended June 30, 2015 and prior to the separation, Baxter awarded share-based compensation grants consisting of 2.4 million stock options and 375,000 RSUs, with respect to the company’s employees. During the three months ended September 30, 2015 and following the separation, Baxalta awarded share-based compensation grants consisting of 2.3 million stock options and 468,000 RSUs to its employees and non-employee directors.

Stock Options

Post-Separation

The weighted-average Black-Scholes assumptions used in estimating the fair value of stock options granted by Baxalta following the separation during the three months ended September 30, 2015, along with the weighted-average grant-date fair values, were as follows:

Three months ended, September 30, 2015

Expected volatility	31%
Expected life (in years)	6.8
Risk-free interest rate	2.1%
Dividend yield	0.9%
Fair value per stock option	$10

The total intrinsic value of Baxalta stock options exercised by both Baxter and Baxalta employees following the separation was $10 million during the three months ended September 30, 2015.

As of September 30, 2015, the unrecognized compensation cost related to all unvested stock options held by Baxalta’s employees of $57 million is expected to be recognized as expense over a weighted-average period of 2.3 years.

Pre-Separation

The weighted-average Black-Scholes assumptions used in estimating the fair value of stock options granted by Baxter prior to the separation during the six months ended June 30, 2015 and nine months ended September 30, 2014, along with the weighted-average grant-date fair values, were as follows:

	Six months ended, June 30, 2015	Nine months ended, September 30, 2014

Expected volatility	20%	24%
Expected life (in years)	5.5	5.5
Risk-free interest rate	1.7%	1.7%
Dividend yield	3.0%	2.8%
Fair value per stock option	$9	$12

The total intrinsic value of Baxter stock options exercised by the company’s employees prior to the separation was $7 million during the six months ended June 30, 2015 and $5 million and $22 million during the three and nine months ended September 30, 2014, respectively.

RSUs

As of September 30, 2015, the unrecognized compensation cost related to all unvested RSUs held by Baxalta employees of $58 million is expected to be recognized as expense over a weighted-average period of 2.1 years.

PSUs

As of September 30, 2015, the unrecognized compensation cost related to all granted unvested PSUs held by Baxalta employees of $3 million is expected to be recognized as expense over a weighted-average period of 0.7 years.

NOTE 10    SHARE-BASED COMPENSATION

Baxter maintains an incentive stock program for the benefit of its officers, directors, and certain employees, including certain Company employees. As the Company receives employee services in consideration for the participation of the Company’s employees in these plans, a share-based payment expense for the awards granted to the Company’s employees has been reflected in the combined statements of income. The Company’s employees participate in Baxter International Inc.’s 2001 Incentive Compensation Program, 2003 Incentive Compensation Program, 2007 Incentive Plan, 2011 Incentive Plan and Employee Stock Purchase Plan.

Baxter’s share-based compensation generally includes stock options, RSUs, PSUs and purchases under Baxter’s employee stock purchase plan.

The Company’s share-based compensation has been derived from the equity awards granted by Baxter to the Company’s employees. As the share-based compensation plans are Baxter’s plans, the amounts have been recognized through net parent company investment on the combined balance sheets.

Share-Based Compensation Expense

Share-based compensation expense relating to the Company’s employees was $31 million, $26 million and $20 million in 2014, 2013 and 2012, respectively. The related tax benefit recognized was $10 million in 2014, $9 million in 2013 and $7 million in 2012.

Approximately 50% of share-based compensation expense from continuing operations was classified in selling, general and administrative expenses in 2014, 2013 and 2012. In 2014, approximately 25% was classified in each of cost of sales and R&D expenses. In 2013 and 2012, approximately 30% was classified in cost of sales and approximately 20% was classified in R&D expenses.

Stock Options

Stock options are granted with exercise prices at least equal to 100% of the market value on the date of grant. Stock options granted to Company employees generally vest in one-third increments over a three-year period. Stock options typically have a contractual term of 10 years. The grant-date fair value, adjusted for estimated forfeitures, is recognized as expense on a straight-line basis over the substantive vesting period.

The fair value of stock options is determined using the Black-Scholes model. The weighted-average assumptions used in estimating the fair value of stock options granted during each year with respect to the Company employees, along with the weighted-average grant-date fair values, were as follows:

years ended December 31	2014	2013	2012

Expected volatility	23%	25%	25%
Expected life (in years)	5.5	5.5	5.5
Risk-free interest rate	1.7%	0.9%	1.0%
Dividend yield	2.8%	2.6%	2.3%
Fair value per stock option	$11	$12	$10

The expected volatility assumption is based on a weighted-average of the historical volatility of Baxter’s stock and the implied volatility from traded options on Baxter’s stock, with historical volatility more heavily weighted. The expected life assumption is primarily based on the vesting terms of the stock option, historical employee exercise patterns and employee post-vesting termination behavior. The risk-free interest rate for the expected life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The dividend yield reflects historical experience as well as future expectations over the expected life of the option.

The following table summarizes stock option activity for the year ended December 31, 2014 and stock option information at December 31, 2014 for Company employees:

(options and aggregate intrinsic values in thousands)	Options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2013	5,473	$57.37
Granted	1,523	69.45
Exercised	(1,201)	52.42
Forfeited	(152)	68.15
Transferred	444	59.57
Expired	(33)	52.99

Outstanding at December 31, 2014	6,054	$61.31	6.5	$72,595

Vested or expected to vest as of December 31, 2014	5,925	$61.12	6.4	$72,125

Exercisable at December 31, 2014	3,387	$55.93	4.8	$58,777

The aggregate intrinsic value in the table above represents the difference between the exercise price and Baxter’s closing stock price on the last trading day of 2014. The total intrinsic value of options exercised was $25 million, $25 million and $22 million in 2014, 2013 and 2012, respectively.

As of December 31, 2014, $15 million of unrecognized compensation cost related to stock options is expected to be recognized as expense over a weighted-average period of approximately 1.7 years.

RSUs

RSUs granted to Company employees generally vest in one-third increments over a three-year period. The grant-date fair value, adjusted for estimated forfeitures, is recognized as expense on a straight-line basis over the substantive vesting period. The fair value of RSUs is determined based on the number of shares granted and the quoted price of Baxter’s common stock on the date of grant.

The following table summarizes nonvested RSU activity for the year ended December 31, 2014 for Company employees:

(share units in thousands)	Share units	Weighted- average grant-date fair value

Nonvested RSUs at December 31, 2013	464	$63.41
Granted	367	70.89
Vested	(189)	60.96
Transferred	39	67.76
Forfeited	(32)	67.62

Nonvested RSUs at December 31, 2014	649	$68.40

As of December 31, 2014, $23 million of unrecognized compensation cost related to RSUs is expected to be recognized as expense over a weighted-average period of approximately 1.8 years. The weighted-average grant-date fair value of RSUs granted in 2014, 2013 and 2012 was $70.89, $70.19 and $58.36, respectively. The fair value of RSUs vested in 2014, 2013 and 2012 was $14 million, $9 million and $3 million, respectively.

PSUs

Baxter’s stock compensation program for senior management includes the issuance of PSUs based on return on invested capital (ROIC) as well as market conditions. The vesting condition for ROIC PSUs is set at the beginning of each year for each tranche of the award during the three-year service period. Compensation cost for the ROIC PSUs is measured based on the fair value of the awards on the date that the specific vesting terms for each tranche of the award are established. The fair value of the awards is determined based on the quoted price of the Company’s stock on the grant date for each tranche of the award. The compensation cost for these PSUs is adjusted at each reporting date to reflect the estimated probability of achieving the vesting condition.

The fair value of PSUs based on market conditions is determined using a Monte Carlo model. A Monte Carlo model uses stock price volatility and other variables to estimate the probability of satisfying the market conditions and the resulting fair value of the award. The assumptions used in estimating the fair value of these PSUs granted during the period, along with the grant-date fair values, were as follows:

years ended December 31	2014	2013	2012

Baxter volatility	20%	21%	24%
Peer group volatility	13%-58%	13%-38%	14%-50%
Correlation of returns	0.23-0.66	0.37-0.62	0.26-0.54
Risk-free interest rate	0.7%	0.3%	0.4%
Fair value per PSU	$ 57	$ 67	$ 72

Unrecognized compensation cost related to granted unvested PSUs of $2 million at December 31, 2014 is expected to be recognized as expense over a weighted-average period of 1.6 years.

The following table summarizes nonvested PSU activity for the year ended December 31, 2014 for Company employees:

(share units in thousands)	Share units	Weighted- average grant-date fair value

Nonvested PSUs at January 1, 2013	42	$70.03
Granted	24	61.81
Vested	(24)	71.51
Transferred	5	65.27
Forfeited	—	—

Nonvested PSUs at December 31, 2014	47	$64.54

Employee Stock Purchase Plan

Nearly all Baxter employees, including the Company’s employees, are eligible to participate in Baxter’s employee stock purchase plan. The employee purchase price is 85% of the closing market price on the purchase date.

In 2011, shareholders approved the Baxter International Inc. Employee Stock Purchase Plan which reflected the merger of the previous plans for U.S. and international employees. This employee stock purchase plan provides for 10 million shares of common stock available for issuance to eligible participants.

Baxter issued approximately 0.3 million shares in 2014, 0.2 million shares in 2013 and 0.2 million in 2012 under the prior and current employee stock purchase plans to the Company’s employees. The number of shares under subscription with respect to the Company’s employees at December 31, 2014 totaled approximately 0.2 million.